Offerings - Offering: 1	Dec. 05, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.23
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes ordinary shares subject to the underwriters’ option to purchase additional shares.